Trade payables and accrued liabilities (Tables)	9 Months Ended
Sep. 30, 2026
Trade and other payables [abstract]
Disclosure Of Trade Payables And Accrued Liabilities

	September 30, 2026	December 31, 2025
Trade payables	$943,597	$2,025,759
Accrued liabilities	799,825	597,130
Total trade payables and accrued liabilities	$1,743,422	$2,622,889